Digital Assets	9 Months Ended
Sep. 30, 2024
Digital Assets [Abstract]
DIGITAL ASSETS

6. DIGITAL ASSETS

Digital asset holdings were comprised of the following:

	September 30,	December 31,
	2024	2023
ETH	$-	$7,123,300
USDT	-	573,400
	$-	$7,696,700

As of September 30, 2024, the Company did not hold ETH. For the three months ended September 30, 2024, the Company did not recognize changes in fair value of ETH or investment income from sales of ETH. For the nine months ended September 30, 2024, the Company recognized an increase in fair value of ETH of $2,238,700 and an investment income of $24,600 from sales of ETH.

As of September 30, 2024 and December 31, 2023, the Company held nil and 573,400 USDT, respectively. The fair value of USDT were kept at $1.00 because one USDT is pegged to one U.S. dollar.

Additional information about digital assets

The following table presents additional information about ETH for the nine months ended September 30, 2024 and 2023:

	For the Nine Months Ended September 30,
	2024	2023
Opening balance	$7,123,300	$369,200
Cumulative-effect adjustment of opening balance due to adoption of fair value measurement	-	30,600
Addition of ETH staking reward and other services	14,300	17,700
Purchases of ETH from exchange of USDT	2,000,400	1,904,700
Purchases of ETH from exchange of USDC	-	2,894,300
Exchange of ETH into USDT	(9,009,500)	-
Exchange of ETH into USDC	(2,391,700)	-
Return of ETH to a third party	-	(48,500)
Payment of ETH for other expenses	(100)	(1,300)
Investment income from sales of ETH	24,600	-
Changes in fair value of ETH	2,238,700	(189,000
	$-	$4,997,700

The following table presents additional information about USDT for the nine months ended September 30, 2024 and 2023:

	For the Nine Months Ended September 30,
	2024	2023
Opening balance	$573,400	$90,100
Purchases of USDT from exchange of digital assets	9,528,000	-
Purchases of USDT from exchange of USDC	1,740,400	-
Collection of USDT from subscription advance from investors	2,675,000	-
Exchange of USDT into ETH	(2,000,400)	-
Exchange of USDT into USD	(12,307,100)	-
Payment of service fees	(209,300)	(87,800)
	$-	$2,300